Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 43,145	$ 42,601	$ 42,238
Less: Net income allocated to participating securities	0	0	0
Net income allocated to common shareholders	$ 43,145	$ 42,601	$ 42,238
Weighted average common shares outstanding including participating securities (in shares)	96,111	95,548	95,103
Less: Participating securities (in shares)	0	0	0
Weighted average common shares (in shares)	96,111	95,548	95,103
Effect of Dilutive Securities [Abstract]
Stock Options (in shares)	111	100	110
Weighted average common shares including potential dilutive shares (in shares)	96,222	95,648	95,213
Basic EPS (in dollars per share)	$ 0.449	$ 0.446	$ 0.444
Diluted EPS (in dollars per share)	$ 0.448	$ 0.445	$ 0.444
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	0	1,400	1,400